Amount Due from and Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts due from related parties
Amounts due from related parties	$ 1,938	$ 3,494
Amounts due to related parties
Amounts due to related parties	13,310	4,460
Chunqiu Charm Culture Co., Ltd.
Amounts due from related parties
Amounts due from related parties		22
Mr. Zhu Hong Gang
Amounts due from related parties
Amounts due from related parties		346
Amounts due to related parties
Amounts due to related parties	164	162
Aegis Media
Amounts due from related parties
Amounts due from related parties	571	1,723
Amounts due to related parties
Amounts due to related parties	12,226	4,092
Chongqing Changhui Culture Co., Ltd.
Amounts due from related parties
Amounts due from related parties	1,133	1,403
Amounts due to related parties
Amounts due to related parties	169
Wasu Digital Co., Ltd.
Amounts due from related parties
Amounts due from related parties	154
Amounts due to related parties
Amounts due to related parties	751	206
Mr. Fu Rao
Amounts due from related parties
Amounts due from related parties	$ 80